Trade and other receivables	3 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables
The Company’s trade and other receivables as at March 31, 2025 and December 31, 2024 include the following:

	2025	2024
	$	$
Trade receivables	42,978	39,265
Accrued revenues	4,347	3,962
Tax credits receivable	3,362	1,651
Interest receivable	104	213
Other receivables	201	475
	50,992	45,566

Included in trade receivables is a provision for expected credit losses of $1,020 as at March 31, 2025 and $1,085 as at December 31, 2024.